PGIM Quant Solutions International Equity Fund Expense Example, No Redemption - PGIM Quant Solutions International Equity Fund	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 684
Expense Example, No Redemption, 3 Years	994
Expense Example, No Redemption, 5 Years	1,326
Expense Example, No Redemption, 10 Years	2,262
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	265
Expense Example, No Redemption, 3 Years	843
Expense Example, No Redemption, 5 Years	1,447
Expense Example, No Redemption, 10 Years	2,783
Z
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	100
Expense Example, No Redemption, 3 Years	342
Expense Example, No Redemption, 5 Years	603
Expense Example, No Redemption, 10 Years	1,351
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	287
Expense Example, No Redemption, 5 Years	510
Expense Example, No Redemption, 10 Years	$ 1,152